Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total	$ 20,198	$ 19,606
Tax Losses, Net	54,821	42,706
2025 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	11,882
2026 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	444
2027 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	91
2028 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net
2029 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	3,877
2030 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	30,145
2031 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	988
2032 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	7,394
Indefinite [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total	20,198
Tax Losses, Net